Concentration of Risk - Schedule of Group’s Concentration of Customers and Suppliers (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2023
Customer A [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	21.00%		0.00%	0.00%
Customer A [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	0.00%		0.00%	0.00%
Customer A [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	0.00%		0.00%	0.00%
Customer A [Member] | Accounts Payable [Member]
Revenues, customer concentration risk
Concentration risk percentage	0.00%		0.00%	0.00%
Customer B [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	20.00%		45.00%	0.00%
Customer B [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	38.00%		72.00%	0.00%
Customer B [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	0.00%		0.00%	0.00%
Customer B [Member] | Accounts Payable [Member]
Revenues, customer concentration risk
Concentration risk percentage	0.00%		0.00%	0.00%
Customer C [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	17.00%		0.00%	0.00%
Customer C [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	14.00%		0.00%	0.00%
Customer C [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	0.00%		0.00%	0.00%
Customer C [Member] | Accounts Payable [Member]
Revenues, customer concentration risk
Concentration risk percentage	0.00%		0.00%	0.00%
Customer D [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	12.00%		0.00%	0.00%
Customer D [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	17.00%		0.00%	0.00%
Customer D [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	0.00%		0.00%	0.00%
Customer D [Member] | Accounts Payable [Member]
Revenues, customer concentration risk
Concentration risk percentage	0.00%		0.00%	0.00%
Customer E [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage			31.00%	0.00%
Customer E [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	0.00%		0.00%	0.00%
Customer E [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	71.00%		0.00%	0.00%
Customer E [Member] | Accounts Payable [Member]
Revenues, customer concentration risk
Concentration risk percentage	0.00%		0.00%	0.00%
Customer F [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage			23.00%	0.00%
Customer F [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage		[1]	28.00%	0.00%
Customer F [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	29.00%		0.00%	0.00%
Customer F [Member] | Accounts Payable [Member]
Revenues, customer concentration risk
Concentration risk percentage	100.00%		0.00%	0.00%

[1]	Less than 10%.